                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-05083

           WORLDWIDE INSURANCE TRUST - WORLDWIDE ABSOLUTE RETURN FUND
               (Exact name of registrant as specified in charter)

                       99 Park Avenue, New York, NY 10016
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                       99 PARK AVENUE, NEW YORK, NY 10016
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:  DECEMBER 31

Date of reporting period: JUNE 30, 2006

Item 1. REPORT TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

JUNE 30, 2006

diversification

Worldwide Insurance Trust

WORLDWIDE ABSOLUTE RETURN FUND

Van Eck Global
SINCE 1955

The information in the shareholder letter represents the personal opinions of the individual portfolio manager(s) and may differ from those of other portfolio managers or of the firm as a whole. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, please note that any discussion of the Fund’s holdings, the Fund’s performance, and the views of the portfolio manager(s) are as of June 30, 2006, and are subject to change.

Worldwide Absolute Return Fund

Dear Shareholder:

The Van Eck Worldwide Absolute Return Fund produced a total return of 4.68% for the six months ended June 30, 2006. In comparison, the Fund’s benchmark, the Citigroup Three-Month U.S. Treasury Bill Index,1 returned 2.19% for the same period.

The first half of 2006 saw significant volatility in the U.S. equity market. These choppy spikes and broad equity market performance swings up and down both helped the U.S. convertibles market rebound from one of its worst years in history and also provided the Fund’s sub-advisers with opportunities to exploit pricing disparities, market inefficiencies, anticipated securities price movements and/or cyclical relationships. For the semi-annual period, various major convertible arbitrage indices gained between 4% and 6%. Although investor redemptions remained a concern, proceeds raised from new convertible issuance served as something of a stabilizing force in the market. Equity market neutral indices advanced between 3% and 5%, supported by a resilient U.S. economy amid rising interest rates. Indeed, leading economic statistics at mid-year 2006, including industrial production, capacity utilization, retail sales and non-farm payroll employment, all indicated positive growth.

Market and Economic Review

The Fund’s major allocations are to U.S. convertible arbitrage and U.S. equity market neutral strategies. This section discusses market conditions for these investment areas.

Convertible Arbitrage

In contrast to 2005, which was one of the worst years in history for higher-quality investment grade convertibles, the first half of 2006 was rather positive for the convertible arbitrage strategy due primarily to heavy new issuance and increasing equity volatility. During this semi-annual period, new issuance was almost double the pace observed in the first half of 2005. The convertible arbitrage market also benefited from increasing equity volatility, as the strategy became attractive to both issuers of convertible debt and hedge fund managers who expect volatility to continue to rise. Volatility increased during the period primarily as the result of the U.S. Federal Reserve Board’s ongoing tightening interest rate policy. This policy, which continued to remove liquidity from the global banking system, was widely viewed as making business conditions a bit less favorable and was thus reflected in the stock indices. As equity volatility rose and fixed income credit spreads remained constant, convertible valuations relative to the common stock and debt increased, thereby providing solid returns. While the convertible arbitrage strategy did not gain significant assets during the period and indeed there continued to be overall contraction in the convertibles market, many suspect that these six months were enough to state that the worst is over for arbitrage managers.

Equity Market Neutral

During the first six months of 2006, long positions established based on certain valuation characteristics, such as sales-to-price and cash-flow-to-price ratios, generated positive returns. Companies with strong earnings-per-share growth also performed well during the period. Taking short positions based on observed negative trends, such as individual stocks’ above-average trading volume and high dividend yields, also proved successful overall. Positions taken based on a company’s above-average forecasted earnings-to-price ratio detracted from results during the six-month period. Companies with positive price momentum also performed poorly in the choppy equity market.

Fund Review

As of June 30, 2006, assets were allocated to two of our six qualified sub-advisers, namely Gartmore Mutual Fund Capital Trust (formerly known as Coda Capital) and Analytic Investors.

Gartmore Mutual Fund Capital Trust—Convertible Arbitrage Strategy

Gartmore continued to seek to identify and capitalize on opportunities in the market for convertible securities. Gartmore has traditionally focused on higher quality investment grade issues, maintaining a 60% investment grade portfolio weighting. During the prior fiscal year, Gartmore’s mandate was revised, based on our view that there may be profitable investment opportunities in issuers with improving earnings and cash flow. The

Worldwide Absolute Return Fund

sub-adviser is no longer required to hold 60% in investment-grade issues and was given sanction to be more tactical in taking directional bets on an individual name basis. While Gartmore intends to maintain its focus on strong credits, such changes enable the sub-adviser to seek value regardless of agency rating. Gartmore may also employ a strategy of shaping market hedges based on fundamental analysis, although the sub-adviser will not utilize leverage within this strategy.

With this revised mandate, Gartmore’s portion of the Fund performed well on a relative basis. Gartmore’s focus on strong credits producing cash flow and its fundamental analysis of each name enabled the sub-adviser to outperform its peers. Absolute performance, however, was held back modestly by the headwind of credit spreads. Equity volatility had a rather neutral effect on Gartmore’s portion of the Fund’s performance.

As of June 30, 2006, Gartmore’s portion of the Fund was invested approximately 30% in investment grade securities and 70% in non-investment grade securities. Within the non-investment grade allocation, credit quality was still high and duration was kept relatively short. Of Gartmore’s total holdings, there were four positions that were un-hedged, three of which were investment grade securities and all of which mature in less than 2.25 years. Within what is known as its delta hedging strategy,2 Gartmore achieved a market hedge to slightly heavy hedge in early May, from which the Fund benefited as the equity markets declined. Gartmore started selectively buying in some hedges in early June on a company-specific basis. The sub-adviser intends to continue to seek value in this hedged strategy.

On a macro level, should the Federal Reserve Board increase interest rates more vigorously in the months ahead than the market currently anticipates, in order to ward off inflationary pressures and asset bubbles, Gartmore anticipates there may continue to be a healthy increase in equity market volatility. The sub-adviser feels its portion of the Fund is well positioned for such a scenario. If the equity markets sell off, the benefits of an increase in volatility should more than offset the drop in the corresponding equity. Conversely, if equity markets appreciate, the convertible securities delta should increase, helping the convertible security outperform the hedged portion of equity. Gartmore further believes that if the Fed raises interest rates beyond market expectations, then credit spread widening would likely be modest given the health of company balance sheets in general.

Analytic Investors—Equity Market Neutral Strategy

Analytic Investors’ process is based on the fundamental belief that there is persistency in the types of stock characteristics investors prefer, and it believes that portfolios that reflect these biases will add value in the long run. Investor behavior observed during the first half of 2006 was quite consistent with that seen over recent years. As a result, Analytic’s investment process was effective, benefiting particularly from an emphasis on companies with above-average sales-to-price ratios. These companies generally performed well, as investors rewarded companies with favorable valuations that were generating strong revenues. Analytic’s portion of the Fund was also effectively positioned in stocks with strong projected earnings growth, as these companies outperformed as well.

For the semi-annual period, Analytic had strong stock selection within the majority of economic areas, with consumer services and energy being the strongest. Among the best performing stocks for this portion of the Fund was a short position in XM Satellite Radio, which reported a higher-than-expected quarterly loss and was subsequently downgraded by a major brokerage firm from “outperform” to “underperform.” A long position in Consol Energy, also helped Fund performance, as its shares rallied after the announcement that the company would replace Knight-Ridder, in the Standard & Poor’s 500 Index. Also benefiting the Fund was a long position in Echostar Communications, which performed well after the company reported a fourth-quarter profit that almost doubled from a year earlier. Finally, a long position in Freescale Semiconductor, a producer of semiconductor technology for automotive,

Worldwide Absolute Return Fund

consumer and wireless markets worldwide, added value to the Fund. Its shares performed well after the company reported its first-quarter profit had more than doubled after the company had cut its manufacturing costs.

Detracting from this portion of the Fund’s performance was a short position in Kinder Morgan, an energy infrastructure provider in the U.S., whose stock shot up on the news of a buyout offer led by co-founder Richard Kinder. A long position in Deluxe Corporation also hurt performance, as its share price moved lower after the largest U.S. printer of checks cut its 2006 earnings forecast in half and was subsequently downgraded by Standard & Poor’s to junk status. Another long position that hurt performance during the first half of 2006 was Goodyear Tire & Rubber, whose shares fell after the world’s biggest tire maker reported lower-than-expected earnings as a result of higher-than-anticipated raw material costs.

Analytic intends to continue to emphasize stocks with above-average sales-per-share ratios. Analytic also intends to focus on select companies with attractive cash-flow-to-price ratios, while deemphasizing companies with higher-than-average dividend yields. Analytic further anticipates continuing to favor companies with strong price momentum and to seek to avoid companies with higher-than-average trading volumes.

* * *

Going forward, our management team intends to continue implementing strategies that may enhance the performance of the Fund while carefully examining current market cycles. For example, the Fund may initiate more directional light hedges in anticipation of rising markets. Given our goal of capital preservation in the short term and appreciation over the long term, we expect to maintain our strategy of adjusting our investment style toward the more aggressive end of the absolute return spectrum when market conditions are favorable and toward the conservative end when conditions are otherwise. As the Fund grows, we expect to further diversify Fund assets among subadvisers and to include more directional/tactical and macro strategies if appropriate.

Since the sub-advisers will employ aggressive investment strategies and techniques that may each be considered inherently risky and may employ techniques, strategies and analyses based on historic relationships, correlations, assumptions or the occurrence of certain events that may be disrupted, fail to exist or materialize, the Fund and you may lose money. In addition, a sub-adviser may incorrectly assess relative values or the relative values of securities may be affected by factors or events the sub-adviser failed to consider or anticipate.

Although the Fund believes that its policy of using multiple investment sub-advisers (rather than a single firm) that employ various absolute return strategies may mitigate losses in generally declining markets, there can be no assurance that losses will be avoided. Further, because of minimum investment amounts imposed by sub-advisers, the assets of the Fund may be managed by as few as one sub-adviser employing a single investment strategy. At this time, assets are allocated to two of our six qualified sub-advisers, Gartmore and Analytic Investors. Investment strategies and sub-advisers whose performance has historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During these periods, certain absolute return investment and hedging strategies may cease to function as anticipated.

The Fund is classified as a non-diversified fund under the Investment Company Act of 1940 (the “1940 Act”) to enable it to concentrate its assets in a narrower group of stocks than a diversified fund, and is thus also subject to the nondiversification risk. Thus, a large loss in an individual stock may cause a much larger loss in a non-diversified fund’s value. An investment in the Fund should be considered part of an overall investment program, rather than a complete investment program.

Worldwide Absolute Return Fund

We appreciate your continued investment in Van Eck Worldwide Absolute Return Fund, and we look forward to helping you meet your investment goals in the future.

The performance quoted represents past performance. Past performance is no guarantee of future results; current performance may be lower or higher than the performance data quoted. Performance information reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. These returns do not take variable annuity/life fees and expenses into account. Performance information current to the most recent month end is available by calling 1.800.826.2333.

The Fund is only available to life insurance and annuity companies to fund their variable annuity and variable life insurance products. These contracts offer life insurance and tax benefits to the beneficial owners of the Fund. Your insurance or annuity company charges fees and expenses for these benefits that are not reflected in this report or in the Fund’s performance, since they are not direct expenses of the Fund. Had these fees been included, returns would have been lower. For insurance products, performance figures do not reflect the cost for insurance and if they did, the performance shown would be significantly lower. A review of your particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits.

All reference to Fund assets refer to Total Net Assets.

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

1 The Citigroup Three-Month U.S. Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to the market. The Index represents an average of the last three three-month Treasury Bill issues, and returns are calculated on a monthly basis.

2 Delta is a measure of the relationship between an option price and the underlying futures contract or stock price. For a call option, a delta of 0.50 means a half-point rise in premium for every dollar that the stock goes up. For a put option contract, the premium rises as stock prices fall. As options near expiration, in-the-money contracts, or option contracts on a stock whose current market price is above the striking price of a call option or below the striking price of a put option, approach a delta of 1.

Worldwide Absolute Return Fund

Sector Weighting Net Exposure* as of June 30, 2006 (unaudited)

*	Net exposure was calculated by adding long and short positions. Percentage of net assets. Portfolio is subject to change.

Worldwide Absolute Return Fund Explanation of Expenses (unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 to June 30, 2006.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
		Beginning	Ending	During Period*
		Account Value	Account Value	January 1, 2006-
		January 1, 2006	June 30, 2006	June 30, 2006

Initial Class	Actual	$1,000.00	$1,046.80	$16.90
	Hypothetical (5% return before expenses)	$1,000.00	$1,008.28	$16.58

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2006) of 3.33%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period)

Worldwide Absolute Return Fund
Schedule of Portfolio Investments
June 30, 2006 (unaudited)

	No. of
	Shares/
	Principal		Value
Sector	Amount	Securities (a)	(Note 1)

	Common Stocks:
Basic Materials 2.0%
	2,782	Celanese Corp.	$56,808
	2,338	Huntsman Corp. †	40,494
	12	Southern Copper Corp.	1,070
	717	United States Steel Corp.	50,276

			148,648

Communications 3.8%
	484	Akamai Technologies, Inc. †	17,516
	2,797	Cablevision Systems Corp.	59,996
	15	Checkfree Corp. †	743
	2,399	DIRECTV Group, Inc. †	39,584
	2,278	EchoStar Communications Corp. † 70,185
	2,861	Interpublic Group of Cos, Inc. †	7,340
	611	NII Holdings, Inc.†	30,502
	541	Qwest Communications
		International, Inc. †	23,145
	879	US Cellular Corp. †	37,027

			286,038

Consumer Cyclical 8.0%
	5,109	AMR Corp †	129,871
	761	Beazer Homes USA, Inc.	29,494
	6,811	Cooper Tire & Rubber Co.	356
	1,610	Darden Restaurants, Inc.	29,983
	110	General Motors Corp.	42,272
	39	Goodyear Tire & Rubber Co. †	75,602
	202	Ingram Micro, Inc. †	29,189
	808	KB Home	5,044
	1,444	Meritage Homes Corp. †	1,843
	1,419	NVR, Inc. †	99,233
	1,715	Polaris Industries, Inc.	74,260
	32	Sabre Holdings Corp.	9,196
	643	Tech Data Corp. †	30,954
	418	Warner Music Group Corp.	42,569

			599,866

Consumer Non-Cyclical 8.6%
	2,968	AmerisourceBergen Corp.	124,419
	1,013	Cardinal Health, Inc.	65,166
	766	Convergys Corp. †	14,937
	3,355	Deluxe Corp.	58,645
	379	Edwards Lifesciences Corp. †	17,218
	2,421	H&R Block, Inc.	57,765
	678	Health Net, Inc. †	30,625
	366	Humana, Inc. †	19,654
	3,213	Kraft Foods, Inc.	7,725
	2,833	McKesson Corp.	151,912
	250	Millenium Pharmaceuticals, Inc. †	21,495
	2,156	Pilgrim’s Pride Corp.	73,091

			642,652

	Energy 3.0%
	846	Consol Energy, Inc.	39,525
	1,662	Devon Energy Corp.	100,401
	379	Forest Oil Corp. †	12,568
	1,050	Kerr-McGee Corp	72,818

			225,312

	Financial 5.3%
	1,693	American Financial Group, Inc.	72,630
	2,733	CapitalSource, Inc.	64,116
	675	Countrywide Financial Corp.	33,015
	867	Crescent Real Estate Equities Co.	12,528
	1,402	Downey Financial Corp.	23,815
	5,509	Fidelity National Title Group, Inc.	2,695
	137	First American Corp.	59,263
	106	Host Hotels & Resorts, Inc.	120,482
	351	Transatlantic Holdings, Inc.	5,925

			394,469

	Industrial 8.0%
	2,472	Allied Waste Industries, Inc. †	28,082
	5,387	Arrow Electronics, Inc. †	173,461
	8,072	Avnet, Inc. †	161,601
	280	Crown Holdings, Inc. †	42,132
	332	Cummins, Inc.	34,230
	562	J.B. Hunt Transport Services, Inc.	8,270
	581	Solectron Corp. †	1,922
	1,989	Terex Corp. †	57,345
	349	Timken Co.	66,651
	2,706	USG Corp. †	25,453

			599,147

	Technology 4.8%
	3,504	Agere Systems, Inc. †	51,509
	3,797	DST Systems, Inc †	30,524
	749	Electronic Data Systems Corp.	52,715
	346	Freescale Semiconductor, Inc.
		(Class B) †	111,632
	5,078	Parametric Technology Corp. †	9,520
	513	Sybase, Inc. †	6,712
	2,191	Western Digital Corp. †	100,595

			363,207

	Utilities 1.2%
	2,017	AES Corp. †	37,214
	2,618	Centerpoint Energy, Inc.	32,725
	301	CMS Energy Corp. †	3,895
	429	Energen Corp.	16,478
	10	MDU Resources, Inc.	366

			90,678

Total Common Stocks 44.7%
	(Cost: $3,288,529)	3,350,017

See Notes to Financial Statements

Worldwide Absolute Return Fund
Schedule of Portfolio Investments
June 30, 2006 (unaudited) (continued)

	No. of
	Shares/
	Principal		Value
Sector	Amount	Securities (a)	(Note 1)

	Convertible Notes:
Communications 7.2%
	100,000	ADC Telecommunications, Inc.
		FRN 5.795% Due 6/15/13 $	96,000
	100,000	CenturyTel, Inc.
		4.75% Due 08/01/32	103,875
	126,000	Finisar Corp.
		5.25% Due 10/15/08	124,740
	100,000	Openwave Systems, Inc.
		2.75% Due 9/9/08	101,375
	100,000	Walt Disney Co.
		2.125% Due 4/15/23	110,625

			536,615

Consumer Cyclical 3.9%
	100,000	ArvinMeritor, Inc.
		4.625% Due 3/1/26 R	106,125
	125,000	Carnival Corp.
		1.132% Due 4/29/33	82,031
	100,000	Casual Male Retail Group, Inc.
		5.00% Due 1/1/24	106,625

			294,781

Consumer Non-Cyclical 4.1%
	100,000	Axcan Pharma, Inc.
		4.250 Due 4/15/08	104,375
	100,000	FTI Consulting, Inc.
		3.75% Due 7/15/12 R	111,750
	100,000	Omnicare, Inc.
		3.250 Due 12/15/35	91,125

			307,250

	Diversified 1.5%
	80,000	Leucadia National Corp.
		3.75% Due 4/15/14	114,900

	Financial 3.9%
	90,000	BankUnited Capital Trust
		3.125% Due 3/1/34 R	89,325
	100,000	Scottish Re Group Ltd.
		4.5% Due 12/01/22	100,125
	100,000	SLM Corp. FRN
		5.05% Due 7/25/35	101,411

			290,861

	Industrial 5.7%
	100,000	Cymer, Inc.
		3.5% Due 02/15/09	105,375
	100,000	Eastman Kodak Co.
		3.375% Due 10/15/33	97,375

Industrial (continued)
100,000	Robbins & Myers, Inc.
	8.000% Due 1/31/08	$117,250
100,000	Trinity Industries, Inc.
	3.875% Due 6/1/36	104,250

		424,250

Technology 2.5%
100,000	Intel Corp.
	2.95% Due 12/15/35 R	84,625
100,000	LSI Logic Corp
	4% Due 5/15/10	102,125

		186,750

Total Convertible Notes 28.8%
(Cost: $2,122,515)		2,155,407

Preferred Stocks:
Consumer Non-Cyclical 1.3%
2,000	United Rentals Trust I 6.5%	95,000

Energy 1.5%
2,000	Hanover Compressor
	Capital Trust 7.25%	112,500

Financial 3.6%
1	Fannie Mae 5.375% R	92,947
1,500	Reinsurance Group of
	America, Inc.	93,188
1,900	Sovereign Capital Trust
	4.375	86,450

		272,585

Industrial 1.4%
2,000	TXI Capital Trust 5.50%	106,500

Total Preferred Stocks 7.8%
(Cost: $571,596)		586,585

	Date of	Interest
	Maturity	Rate

Short-Term Obligations 15.0%
Repurchase Agreement (Note 7):
Purchased on 6/30/06 maturity value
$1,120,401 (with State Street Bank
& Trust Co., collateralized by $1,175,000
Federal Home Loan Bank 4.375%
due 9/17/10 with a value of $1,143,412)
(Cost $1,120,000)	7/3/06	4.30%	1,120,000

Total Investments 96.3%
(Cost: $7,102,640) (a)			7,212,009
Other assets less liabilities 3.7%			278,027

Net Assets 100.0%			$7,490,036

See Notes to Financial Statements

Worldwide Absolute Return Fund
Schedule of Portfolio Investments
June 30, 2006 (unaudited) (continued)

	No. of		Value
Sector	Shares	Securities (a)	(Note 1)

Securities Sold Short:
Basic Materials (2.9)%
	(137)	Air Products & Chemicals, Inc.	$(8,757)
	(4,091)	Cabot Corp.	(141,221)
	(1,034)	Weyerhaeuser Co.	(64,367)

			(214,345)

Communications (12.8)%
	(1,800)	ADC Telecommunications, Inc.†	(30,348)
	(2,292)	CBS Corp. (Class B)	(61,999)
	(2,470)	Ciena Corp. †	(11,881)
	(1,768)	Crown Castle International
		Corp. †	(61,067)
	(5,720)	Discovery Holding Co.
		(Class A) †	(83,684)
	(2,551)	Dow Jones & Co., Inc.	(89,311)
	(444)	E.W. Scripps Co.	(19,154)
	(367)	eBay, Inc. †	(10,749)
	(1,585)	F5 Networks, Inc. †	(84,766)
	(1,277)	JDS Uniphase Corp. †	(3,231)
	(3,134)	Juniper Networks, Inc. †	(50,113)
	(356)	Lee Enterprises, Inc.	(9,594)
	(392)	Liberty Media Holdings
		Corp.- Capital †	(32,838)
	(1,412)	New York Times Co. (Class A)	(34,650)
	(2,200)	Openwave Systems, Inc. †	(25,388)
	(3,216)	Sirius Satellite Radio, Inc. †	(15,276)
	(6,918)	Symantec Corp. †	(107,506)
	(527)	Tellabs, Inc. †	(7,014)
	(803)	Tribune Co.	(26,041)
	(1,700)	Walt Disney Co.	(51,000)
	(6,874)	Westwood One, Inc.	(51,555)
	(6,436)	XM Satellite Radio
		Holdings, Inc. †	(94,287)

			(961,452)

Consumer Cyclical (3.5)%
	(3,600)	ArvinMeritor, Inc.	(61,884)
	(600)	Carnival Corp.	(25,044)
	(4,700)	Casual Male Retail Group, Inc. †	(47,235)
	(227)	International Speedway Corp.	(10,526)
	(360)	Kohl’s Corp. †	(21,283)
	(1,379)	Southwest Airlines Co.	(22,574)
	(33)	Staples, Inc.	(803)
	(2,230)	Tiffany & Co.	(73,635)

			(262,984)

Consumer Non-Cyclical (13.1)%
	(882)	Apollo Group, Inc. †	$(45,573)
	(2,000)	Axcan Pharma, Inc. †	(26,244)
	(944)	Boston Scientific †	(15,897)
	(1,041)	Bristol-Myers Squibb Co.	(26,920)
	(143)	Coca-Cola Co.	(6,152)
	(414)	ConAgra Foods, Inc.	(9,154)
	(861)	Eli Lilly & Co.	(47,587)
	(2,600)	FTI Consulting, Inc. †	(69,602)
	(1,459)	H.J. Heinz Co.	(60,140)
	(2,349)	ImClone Systems, Inc. †	(90,765)
	(1,801)	LifePoint Hospitals, Inc. †	(57,866)
	(1,530)	Merck & Co., Inc.	(55,738)
	(416)	Moody’s Corp.	(22,655)
	(600)	Omnicare, Inc.	(28,452)
	(4,421)	OSI Pharmaceuticals, Inc. †	(145,715)
	(3,107)	Paychex, Inc.	(121,111)
	(159)	Pfizer, Inc.	(3,732)
	(300)	Pharmaceutical Product
		Development, Inc.	(10,536)
	(500)	United Rentals, Inc †	(15,990)
	(2,288)	WM Wrigley Jr. Co.	(103,784)
	(403)	WM Wrigley Jr. Co. (Class B)	(18,256)

			(981,869)

Diversified (1.2)%
	(3,100)	Leucadia National Corp.	(90,489)

Energy (0.7)%
	(1,500)	Hanover Compressor Co. †	(28,170)
	(499)	Peabody Energy Co.	(27,819)

			(55,989)

Financial (8.0)%
	(2,004)	Archstone-Smith Trust	(101,943)
	(1,500)	BankUnited Financial Corp.	(45,780)
	(146)	Chicago Mercantile Exchange
		Holdings, Inc	(71,708)
	(400)	Fannie Mae	(19,240)
	(939)	Fifth Third Bancorp	(34,696)
	(10,139)	Hudson City Bancorp, Inc.	(135,153)
	(900)	Reinsurance Group of
		America, Inc.	(44,235)
	(1,103)	Sovereign Bancorp, Inc.	(22,392)
	(2,475)	St. Joe Co.	(115,187)
	(156)	Wilmington Trust Corp.	(6,580)

			(596,914)

See Notes to Financial Statements

Worldwide Absolute Return Fund
Schedule of Portfolio Investments
June 30, 2006 (unaudited) (continued)

	No. of		Value
Sector	Shares	Securities (a)	(Note 1)

Industrial (7.3)%
	(9)	3M Co.	$(727)
	(1,754)	American Power Conversion
		Corp.	(34,185)
	(6)	Cooper Industries Ltd.	(558)
	(500)	Cymer, Inc. †	(23,230)
	(1,950)	Eastman Kodak Co.	(46,371)
	(12,948)	Gentex Corp.	(181,271)
	(384)	Overseas Shipholding Group	(22,714)
	(4,000)	Robbins & Myers, Inc.	(104,560)
	(400)	Texas Industries, Inc.	(21,240)
	(1,650)	Trinity Industries, Inc.	(66,660)
	(1,371)	Zebra Technologies Corp. †	(46,833)

			(548,349)

Technology (5.1)%
	(951)	Applied Micro Circuits Corp. †	(2,596)
	(1,000)	Intel Corp.	(18,950)
	(115)	Kla-Tencor Corp.	(4,781)
	(2,386)	Linear Technology Corp.	(79,907)
	(4,850)	LSI Logic Corp. †	(43,408)
	(2,310)	Maxim Integrated Products, Inc.	(74,174)
	(2,303)	Microsoft Corp.	(53,660)
	(8,305)	PMC-Sierra, Inc. †	(78,067)
	(179)	Red Hat, Inc. †	(4,189)
	(2,480)	Sun Microsystems, Inc. †	(10,292)
	(756)	Teradyne, Inc. †	(10,531)

			(380,555)

Utilities (1.2)%
	(1,585)	Aqua America, Inc.	(36,122)
	(4,323)	Reliant Energy, Inc. †	(51,790)

			(87,912)

Total Securities Sold Short (55.8)%
(Proceeds: $4,405,746)			(4,180,858)

Glossary:
FRN - Floating Rate Note

† - Non-Income Producing

R - Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities are considered liquid and the market value amounted to $484,772 or 6.5% of total net assets.

Restricted securities held by the Fund are as follows:

Value as	Acquisition		Acquisition		% of
Security	Date	Shares	Cost	Value	Net Assets

ArvinMeritor Inc. 4.625% 3/1/26	3/3/06	100,000	101,075	$106,125	1.4%
BankUnited Capital Trust 3.125% 3/1/34	4/6/05	90,000	95,951	89,325	1.2%
Fannie Mae 5.375%	1/27/05	1	103,644	92,947	1.3%
FTI Consulting 3.75% 7/15/12	7/31/05	100,000	102,427	111,750	1.5%
Intel Corp. 2.95% 12/15/35	3/21/06	100,000	88,810	84,625	1.1%

				$484,772	6.5%

(a) Securities segregated for securities sold short with a market value of $7,212,009.

See Notes to Financial Statements

Worldwide Absolute Return Fund

Statement of Assets and Liabilities
June 30, 2006 (unaudited)

Assets:
Investments at value (cost: $7,102,640) (Note 1)	$7,212,009
Cash	1,187,999
Receivables:
From broker	3,301,756
Capital shares sold	57,730
Dividends and interest	22,343
Prepaid expenses and other assets	311

Total assets	11,782,148

Liabilities:
Payables:
Securities sold short (proceeds $4,405,746)	4,180,858
Dividends and interest payable on securities sold short	5,426
Capital shares redeemed	51,306
Due to Adviser	35,989
Due to Trustees	596
Accrued expenses	17,937

Total liabilities	4,292,112

Net Assets	$7,490,036

Shares outstanding	731,641

Net asset value, redemption price and offering price per share	$10.24

Net Assets consist of:
Aggregate paid in capital	$7,176,823
Unrealized appreciation of investments	334,257
Undistributed net investment income	21,796
Accumulated net realized loss	(42,840)

$7,490,036

See Notes to Financial Statements

Worldwide Absolute Return Fund

Statement of Operations
Six Months Ended June 30, 2006 (unaudited)

Income: (Note 1)
Dividends		$29,974
Interest		103,061

		133,035
Expenses:
Management (Note 2)	$83,366
Dividends on securities sold short	27,841
Custodian	4,346
Transfer agency	3,642
Other	75

Total expenses	119,270
Expenses assumed by Adviser (Note 2)	(3,781)
Expense offset arising from credits on cash balances maintained with custodian	(4,346)

Net expenses		111,143

Net investment income		21,892

Realized and Unrealized Gain (Loss) on Investments (Note 3):
Realized gain from security transactions		160,689
Realized loss from securities sold short		(170,897)
Change in unrealized appreciation of investments		285,007

Net realized and unrealized gain on investments		274,799

Net Increase in Net Assets Resulting from Operations		$296,691

See Notes to Financial Statements

Worldwide Absolute Return Fund

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30, 2006	December 31, 2005

	(unaudited)
Change in Net Assets from:
Operations:
Net investment income (loss)	$21,892	$(4,567)
Realized gain from security transactions	160,689	502,627
Realized loss from securities sold short	(170,897)	(423,648)
Change in unrealized appreciation of investments	285,007	(72,599)

Net increase in net assets resulting from operations	296,691	1,813

Distributions to shareholders from:
Net realized gains	(41,962)	—

Capital share transactions*:
Proceeds from sales of shares	2,054,695	2,826,060
Reinvestment of distributions	41,962	—
Cost of shares reacquired	(999,223)	(2,158,662)

Net increase in net assets resulting from capital share transactions	1,097,434	667,398

Total increase in net assets	1,352,163	669,211

Net Assets:
Beginning of year	6,137,873	5,468,662

End of period (including undistributed net investment income (loss)
of $21,796 and ($96), respectively)	$7,490,036	$6,137,873

* Shares of Beneficial Interest Issued and Reacquired (unlimited number of
$.001 par value shares authorized):
Shares sold	202,799	286,074
Reinvestment of distributions	4,251	—
Shares reacquired	(98,830)	(218,602)

Net increase	108,220	67,472

See Notes to Financial Statements

Worldwide Absolute Return Fund

Statement of Cash Flows
Six Months Ended June 30, 2006 (unaudited)

Cash flows from operating activities
Net increase in net assets resulting from operations	$296,691
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of long term securities	(4,488,998)
Proceeds from sale of long term securities	3,576,068
Purchases of short term investments-net	(1,114,675)
Proceeds of short sales of long term securities	3,754,851
Purchases of short sale covers of long term securities	(3,202,545)
Increase in receivable from broker	(584,418)
Increase in dividends and interest receivable	(1,899)
Decrease in prepaid expenses and other assets	2,876
Decrease in dividends payable on securities sold short	485
Increase in due to Advisor	41,005
Decrease in accrued expenses	(24,944)
Net realized loss from investments	10,208
Change in unrealized appreciation of investments	(285,007)

Net cash used in operating activities	(2,020,302)

Cash flows from financing activities
Proceeds from sales of shares	2,014,167
Cost of shares reacquired	(947,958)

Net cash provided by financing activities	1,066,209

Net decrease in cash	(954,093)
Cash, beginning of year	2,142,092

Cash, end of period	$1,187,999

Supplemental disclosure of cash flow information:
Short sale dividends paid during the period	$27,356

See Notes to Financial Statements

Worldwide Absolute Return Fund

Financial Highlights
For a share outstanding throughout the period:
	Six Months	Year Ended December 31,		May 1, 2003*
	Ended			to December 31,
	June 30, 2006	2005	2004	2003

	(unaudited)

Net Asset Value, Beginning of Period	9.85	$9.84	$10.02	$10.00

Income (Loss) From Investment Operations:
Net Investment Income (Loss)	0.03	(0.01)	(0.14)	(0.03)
Net Realized and Unrealized
Gain on Investments	0.43	0.02	0.11	0.05

Total from Investment Operations	0.46	0.01	(0.03)	0.02

Less Distributions from:
Net Realized Gains	(0.07)	—	(0.15)	—

Net Asset Value, End of Period	$10.24	$9.85	$9.84	$10.02

Total Return (a)	4.68%	0.10%	(0.30)%	0.20%

Ratios/Supplementary Data
Net Assets, End of Period (000)	$7,490	$6,138	$5,469	$5,922
Ratio of Gross Expenses to Average Net Assets	3.57%(c)	4.64%	5.00%	7.06%(c)
Ratio of Net Expenses to Average Net Assets (b)	3.33%(c)	3.47%	3.46%	3.09%(c)
Ratio of Net Investment Income to Average
Net Assets	0.66%(c)	(0.08)%	(1.45)%	(0.57)%(c)
Portfolio Turnover Rate	75%	140%	126%	63%

(a)	Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, rein-
vestment of any distributions at net asset value on the distribution payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Excluding dividends on securities sold short, the ratio of net expenses to average net assets would be 2.50%, 2.50%, 2.50% and 2.23%
for the periods ended June 30, 2006, December 31, 2005, December 31, 2004 and December 31, 2003, respectively.
(c)	Annualized
*	Commencement of operations.

See Notes to Financial Statements

Worldwide Absolute Return Fund

Notes To Financial Statements (unaudited)

Note 1—Significant Accounting Policies—Van Eck Worldwide Insurance Trust (the “Trust”), organized as a Massachusetts business trust on January 7, 1987, is registered under the Investment Company Act of 1940, as amended. The Worldwide Absolute Return Fund (the “Fund”) is a non-diversified series of the Trust and seeks to achieve consistent absolute (positive) returns in various market cycles. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

A. Security Valuation—Securities traded on national exchanges or on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures contracts are valued using the closing price reported at the close of the respective exchange. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

B. Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. Distributions to Shareholders—Distributions to shareholders from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with U.S. generally accepted accounting principles.

D. Securities Sold Short— A short sale occurs when the Fund sells a security, which it does not own, by borrowing it from a broker. Proceeds from securities sold short are reported as liabilities on the Statement of Assets and Liabilities and are marked to market daily. Gains and losses are classified as realized when short positions are closed. In the event that the value of the security that the Fund sold short declines, the Fund will gain as it repurchases the security in the market at the lower price. If the price of the security increases, the Fund will suffer a loss, as it will have to repurchase the security at the higher price. Short sales may incur higher transaction costs than regular securities transactions. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date. Cash is deposited in a segregated account with brokers, maintained by the Fund, for its open short sales. Securities sold short at June 30, 2006 are reflected in the Schedule of Portfolio Investments. Until the Fund replaces the borrowed security, the Fund maintains securities or permissible liquid assets in a segregated account with a broker or custodian sufficient to cover its short positions.

E. Other—Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization on premiums and discounts, is accrued as earned.

Note 2—Management Agreement—Van Eck Associates Corporation (the “Adviser”) earns fees for investment management and advisory services provided to the Fund. The fee is based on an annual rate of 2.50% on the average daily net assets. The Adviser agreed to assume expenses, exceeding 2.50% of average daily net assets, except for interest, taxes, dividends on securities sold short, brokerage commissions and extraordinary expenses for the period January 1, 2005 through April 30, 2007. For the six months ended June 30, 2006, the Adviser assumed expenses in the amount of $3,781. Certain of the officers of the trust are officers, directors or stockholders of the Adviser and Van Eck Securities Corporation, the Distributor.

As of June 30, 2006, the Fund had two sub-advisers, Analytic Investors, Inc. (“Analytic”) and Gartmore Mutual Fund Capital Trust (“Gartmore”, formerly known as Coda Capital). The Adviser directly paid sub-advisory fees to Analytic at a rate 1.00% of the portion of the average daily net assets of the Fund managed by Analytic and to Gartmore at a rate of 0.75% of the portion of the average daily net assets of the Fund managed by Gartmore.

Note 3—Investments—For the six months ended June 30, 2006, purchases and sales of securities other than U.S. government securities and short-term obligations aggregated $4,488,998 and $3,500,159, respectively. For the six months ended June 30, 2006, proceeds of short sales and purchases of short sale covers aggregated $3,754,851 and $3,179,615, respectively.

The identified cost of investments owned at June 30, 2006 was $7,102,640 and net unrealized appreciation aggregated $109,369 of which $437,308 related to appreciated securities and $327,939 related to depreciated securities.

Note 4—Income Taxes—The tax character of distributions paid to shareholders during the six months ended June 30, 2006 consisted of long term capital gains of $41,962.

Note 5—Concentration of Risk—The Fund may invest in debt securities which are rated as below investment grade by rating

Worldwide Absolute Return Fund

Notes To Financial Statements (unaudited) (continued)

agencies. Such securities involve more risk of default than do higher rated securities and are subject to greater price variability.

At June 30, 2006, Van Eck Securities Corp. owned approximately 24% of the outstanding shares of beneficial interest of the Fund. Additionally, the aggregate shareholder accounts of three insurance companies own approximately 27%, 19% and 12% of the outstanding shares of beneficial interest of the Fund.

Note 6—Trustee Deferred Compensation Plan—The Trust established a Deferred Compensation Plan (the “Plan”) for Trustees. Commencing January 1, 1996, the Trustees can elect to defer receipt of their Trustee fees until retirement, disability or termination from the board. The Fund’s contributions to the Plan are limited to the amount of fees earned by the participating Trustees. The fees otherwise payable to the participating Trustees are invested in shares of the Van Eck Funds as directed by the Trustees and are reflected in the accompanying Statement of Assets and Liabilities.

Note 7—Repurchase Agreement—Collateral for repurchase agreements, in the form of U.S. government obligations, the value of which must be at least 102% of the underlying debt obligation, is held by the Fund’s custodian. In the remote chance the counterparty should fail to complete the repurchase agreement, realization and retention of the collateral may be subject to legal proceedings and the Fund would become exposed to market fluctuations on the collateral.

Note 8—Regulatory Matters—In connection with their investigations of practices identified as “market timing” and “late trading” of mutual fund shares, the Office of the New York State Attorney General (“NYAG”) and the United States Securities and Exchange Commission (“SEC”) have requested and received information from the Adviser. The investigations are ongoing, and the Adviser is continuing to cooperate with such investigations. If it is determined that the Adviser or its affiliates engaged in improper or wrongful activity that caused a loss to a Fund, the Board of Trustees of the Funds will determine the amount of restitution that should be made to a Fund or its shareholders. At the present time, the amount of such restitution, if any, has not been determined.

In July 2004, the Adviser received a “Wells Notice” from the SEC in connection with the SEC’s investigation of market-timing activities. This Wells Notice informed the Adviser that the SEC staff is considering recommending that the SEC bring a civil or administrative action alleging violations of the U.S. securities laws against the Adviser and two of its senior officers.

There cannot be any assurance that if the SEC or NYAG were to assess sanctions against the Adviser, such sanctions would not materially and adversely affect the Adviser.

Van Eck Worldwide Insurance Trust

Worldwide Absolute Return Fund

Approval of Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a Fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the Board of Trustees (the “Board”), including by a vote of a majority of the Trustees who are not “interested persons” of the Fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

In considering the renewal of the investment advisory agreements, the Board, comprised exclusively of Independent Trustees, reviewed and considered information that had been provided by Van Eck Associates Corporation, the Fund’s Adviser (the “Adviser”) and the Fund’s sub-advisers (the “Sub-Advisers”), throughout the year at regular Board meetings, as well as information furnished for the meetings of the Board held on June 13 and 14, 2006 to specifically consider the renewal of the Fund’s investment advisory agreement. This information included, among other things, the following:

  Information about the overall organization of the Adviser and the Adviser’s short-term and long- term business plan with respect to its mutual fund operations;
  The Adviser’s consolidated financial statements for the past 3 fiscal years;
  A description of the advisory and sub-advisory agreements with the Fund, their terms and the services provided thereunder;
  Information regarding each Sub-Adviser’s organization, personnel, investment strategies and key compliance procedures;
  Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Fund, and reports regarding a variety of compliance-related issues;
  An analysis of the profitability of the Adviser with respect to the services it provides to the Fund and the Van Eck complex of mutual funds as a whole;
  Reports with respect to the Adviser’s brokerage practices, including the benefits received by the Adviser from research acquired with soft dollars; and
  Other information provided by the Adviser and each Sub-Adviser in response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In considering whether to approve the investment advisory and sub-advisory agreements, the Board evaluated the following factors: (1) the quality, nature, cost and character of the investment management services provided by the Sub-Advisers; (2) the capabilities and background of the Sub-Advisers’ investment personnel, and the overall capabilities, experience, resources and strengths of each Sub-Adviser and its affiliates in managing investment companies and other accounts utilizing similar investment strategies; (3) the quality, nature, cost and character of the administrative and other services provided by the Adviser and its affiliates, including its services in overseeing the services provided by each Sub-Adviser; (4) the quality, nature and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-accounting agent and independent auditors, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (5) the terms of the advisory and sub-advisory agreements and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein; (6) the profits, if any, realized by the Adviser from managing the Fund, in light of the services rendered and the costs associated with providing such services; (7) the Adviser’s willingness to subsidize the operations of the Fund from time to time by means of waiving a portion of its

Van Eck Worldwide Insurance Trust

Approval of Advisory and Sub-Advisory Agreements (continued)

management fees or paying expenses of the Fund; (8) the services, procedures and processes used to determine the value of Fund assets, and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (9) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development of a comprehensive compliance program and written compliance policies and procedures, and the implementation of recommendations of independent consultants with respect to a variety of compliance issues; (10) the responsiveness of the Adviser and its affiliated companies to inquiries from, and examinations by, regulatory agencies such as the SEC, the NASD and the office of the New York Attorney General (“NYAG”); (11) the Adviser’s record of compliance with its policies and procedures; and (12) the ability of the Adviser and each Sub-Adviser to attract and retain quality professional personnel to perform a variety of investment advisory and administrative services for the Fund.

The Board considered the fact that the Adviser has received a Wells Notice from the SEC in connection with on-going investigations concerning market timing and related matters. The Board determined that the Adviser continues to cooperate with the SEC, the NYAG and the Board in connection with these matters and that the Adviser has taken appropriate steps to implement policies and procedures reasonably designed to prevent harmful market timing activities by investors in the Fund. In addition, the Board concluded that the Adviser has acted in good faith in providing undertakings to the Board to make restitution of damages, if any, that may have resulted from any prior wrongful actions of the Adviser and that it would be appropriate to permit the SEC and the NYAG to bring to conclusion their pending regulatory investigations prior to the Board making any final determination of its own with respect to these same matters.

The Board noted that the Fund commenced its operations on May 1, 2003, and that the Adviser has not realized any profits with respect to the Fund since its commencement and does not expect to realize profits in the coming year. In view of the small size of the Fund and the fact that none of the Sub-Advisers is affiliated with the Adviser, the Board concluded that the profitability of the Sub-Advisers was not a relevant factor in its renewal deliberations regarding the Sub-Adviser. Similarly, the Board concluded that the Fund does not have sufficient assets for the Adviser or any Sub-Adviser to realize economies of scale for the foreseeable future, and, therefore, that the implementation of breakpoints would not be warranted at this time.

In its renewal deliberations for the Fund, the Board further noted that the Fund is unique in its structure and investment strategy, and that the Adviser has taken steps to expand the range of allowable investments for the Fund in an attempt to improve its performance. The Board also noted that the Adviser has agreed to waive and will continue to waive through April 2007 a portion of its management fee to limit the total expenses of the Fund. The Board concluded that it would be appropriate to allow the Adviser a reasonable period of time to evaluate the effectiveness of the Fund’s structure and investment strategy.

The Board considered additional factors with respect to Analytic Investors, Inc., AXA Rosenberg Investment Management LLC, Gartmore Mutual Fund Capital Trust, Martingale Asset Management, L.P., and PanAgora Asset Management, Inc., the Fund’s Sub-Advisers. The Board noted that only Analytic and Gartmore are currently managing a portion of the Fund’s assets. The Board concluded that each of the Sub-Advisers is qualified to manage the Fund’s assets in accordance with its respective investment objectives and policies, that each Sub-Adviser’s investment strategy is appropriate for pursuing the Fund’s investment objectives, and that the respective strategies of all the Sub-Advisers would be complementary in pursuing the Fund’s investment objective. The Board further concluded that it would be appropriate to allow the Sub-Advisers a reasonable period of time to evaluate the effectiveness of their investment strategies.

Van Eck Worldwide Insurance Trust

Approval of Advisory and Sub-Advisory Agreements (continued)

The Board did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all of the matters considered by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by the advice of its independent counsel, the Board concluded that the renewal of the investment advisory agreements, including the fee structures (described herein) is in the interests of shareholders, and accordingly, the Board approved the continuation of the advisory agreements for an additional one-year period.

Van Eck Worldwide Insurance Trust Worldwide Absolute Return Fund

On March 9, 2006, at a Special Meeting of Shareholders, the following proposals were voted:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

1. To elect the following nominees as Trustees

Richard C. Cowell
Affirmative	485,870.562	79.418%	100.000%
Withhold	.000	.000%	.000%
TOTAL	485,870.562	79.418%	100.000%

Jon Lukomnik
Affirmative	485,870.562	79.418%	100.000%
Withhold	.000	.000%	.000%
TOTAL	485,870.562	79.418%	100.000%

David J. Olderman
Affirmative	485,870.562	79.418%	100.000%
Withhold	.000	.000%	.000%
TOTAL	485,870.562	79.418%	100.000%

Ralph F. Peters
Affirmative	485,870.562	79.418%	100.000%
Withhold	.000	.000%	.000%
TOTAL	485,870.562	79.418%	100.000%

Wayne H. Shaner
Affirmative	485,870.562	79.418%	100.000%
Withhold	.000	.000%	.000%
TOTAL	485,870.562	79.418%	100.000%

R. Alastair Short
Affirmative	485,870.562	79.418%	100.000%
Withhold	.000	.000%	.000%
TOTAL	485,870.562	79.418%	100.000%

Richard D. Stamberger
Affirmative	485,870.562	79.418%	100.000%
Withhold	.000	.000%	.000%
TOTAL	485,870.562	79.418%	100.000%

Van Eck Worldwide Insurance Trust Worldwide Absolute Return Fund

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

(2H) Commodities
Affirmative	481,552.891	78.712%	99.111%
Against	.000	.000%	.000%
Abstain	4,317.671	.706%	.889%
TOTAL	485,870,562	79.418%	100.000%

(2G) Concentration
Affirmative	481,552.891	78.712%	99.111%
Against	.000	.000%	.000%
Abstain	4,317.671	.706%	.889%
TOTAL	485,870,562	79.418%	100.000%

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Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
99 Park Avenue, New York, NY 10016 www.vaneck.com
Account Assistance	1.800.544.4653

This report must be preceded or accompanied by a Van Eck Worldwide Insurance Trust Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Fund’s Board of Trustees/Officers and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.800.826.2333, or by visiting www.vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800. SEC.0330. The Fund’s complete schedule of portfolio holdings is also available by calling 1.800.826.2333 or by visiting www.vaneck.com.

Item 2. CODE OF ETHICS.

     Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     No changes.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Worldwide Absolute Return Fund disclosure controls and procedures
     (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Worldwide
     Absolute Return Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no significant changes in the registrant's internal controls over financial reporting or in other factors that could significantly affect these controls over financial reporting subsequent to the date of our evaluation.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WORLDWIDE INSURANCE TRUST - WORLDWIDE ABSOLUTE RETURN FUND

By (Signature and Title) /s/ Bruce J. Smith, SVP & CFO
                         -----------------------------
Date  August 28, 2006
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Keith J. Carlson, CEO
                        --------------------------
Date  August 28, 2006
     -----------------

By (Signature and Title)  /s/ Bruce J. Smith, CFO
                         ------------------------

Date  August 28, 2006
     -----------------